CONVERTIBLE NOTES (Details Narrative) - USD ($)	Jun. 08, 2023	Apr. 28, 2023	Feb. 27, 2023	Feb. 08, 2023	Feb. 07, 2023	Mar. 28, 2022
Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount						$ 400,000
Repaid amount			$ 15,000
Rock Bay Partners [Member]
Debt Instrument [Line Items]
Principal amount		$ 75,000
Debt conversion amount		$ 39,300
Debt conversion, shares		7,000,000
Quick Capital L L C [Member]
Debt Instrument [Line Items]
Interest rate					12.00%
Conversion price					$ 0.05
Number of warrants issued					1,211,111
Warrant exercise price					$ 0.05
Warrant term					5 years
A E S Capital Management L L C [Member]
Debt Instrument [Line Items]
Interest rate				10.00%
Conversion price				$ 0.0002
Diagonal Lending L L C 1800 [Member]
Debt Instrument [Line Items]
Interest rate	9.00%